Nature of Operations and Basis of Presentation (Additional Information) (Details) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 03, 2025	Sep. 30, 2025 USD ($) $ / shares	Mar. 31, 2024	Sep. 30, 2025 USD ($) Segment $ / shares	Sep. 30, 2024	Dec. 31, 2025 Segment	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Mar. 31, 2025	Sep. 21, 2023 $ / shares
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Preferred Stock, par value | $ / shares		$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Receivables | $							$ 3.2
Allowances for expected credit losses accounts receivable | $		$ 0.0		$ 0.0			1.2	$ 0.0
Allowances for prompt payment discounts | $				$ 0.3			$ 0.6
Reportable segment | Segment				1		1
Subsequent Event
Description of Organization and Business Operations (Details) [Line Items]
Description of Stockholders' Equity, Reverse Stock Split	the Board of Directors of the Company (the “Board”) approved a reverse stock split of the Common Stock at a ratio of 1-for-35 (the “Reverse Stock Split”), which was effected on April 15, 2025. As a result of the Reverse Stock Split, every 35 shares of pre-Reverse Stock Split Common Stock was combined into one share of post-Reverse Stock Split Common Stock, without any change in par value per share. No fractional shares were issued as a result of the Reverse Stock Split, as fractional shares of Common Stock were rounded down to the nearest whole share.
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Income taxes paid							5.00%
Sorrento
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares										$ 0.0001
Preferred Stock, par value | $ / shares										$ 0.0001
Customer Concentration Risk [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of net revenue, sole distributor							10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Expected Credit Losses | $							$ 1.2	$ 0.0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage		99.00%					86.00%	85.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage		10.00%		11.00%			23.00%	22.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Maximum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage		32.00%		34.00%			34.00%	32.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage			99.00%				95.00%	91.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage				15.00%	9.00%		30.00%	24.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Maximum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage				31.00%	44.00%		33.00%	36.00%
Convertible Debt [Member]
Description of Organization and Business Operations (Details) [Line Items]
Debt, Weighted Average Interest Rate		9.24%		9.24%			6.67%	13.55%